Material Accounting Policies (Narrative) (Details) $ in Thousands	1 Months Ended
Apr. 25, 2025 USD ($)
Operaciones Canam Alpine S.A. de C.V. [Member]
Disclosure of subsidiaries [Line items]
Gain on disposal of other income	$ 3,500